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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

REGISTRATION NO.

811-07696

IOWA PUBLIC AGENCY INVESTMENT TRUST

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

c/o Investors Management Group

1415 28th STREET, SUITE 200

WEST DES MOINES, IOWA 50266

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

Elizabeth Grob, Esq.

Ahlers & Cooney, P.C.

100 Court Avenue, Suite 600, Des Moines, Iowa 50309

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

Vera Lichtenberger, Esq.	JOHN C. MILES, ESQ.
IOWA PUBLIC AGENCY INVESTMENT TRUST	DONALD F. BURT, ESQ.
1415 28th STREET, SUITE 200	CLINE, WILLIAMS, WRIGHT, JOHNSON &
WEST DES MOINES, IOWA 50266	OLDFATHER
1900 U.S. BANK BUILDING, 233 S. 13TH STREET
LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 06/30

DATE OF REPORTING PERIOD: 09/30/2008

ITEM 1. SCHEDULE OF PORTFOLIO HOLDINGS

Iowa Public Agency Investment Trust Diversified
9/30/2008

Principal	Description	Amortized Cost

Govt & Agency Sec
5,000,000	FFCB Variable	5,008,149.65
	Var Due 02/11/10
	31331SPG2
1,000,000	FHLB	1,001,945.18
	5.545% Due 11/25/08
	3133M6RS9
3,100,000	FHLB	3,136,345.20
	5.750% Due 02/13/09
	3133MMYQ0
1,000,000	FHLB	1,002,026.60
	4.000% Due 11/28/08
	3133X2CX1
5,000,000	FHLB	5,000,604.60
	4.375% Due 10/03/08
	3133XDBY6
6,000,000	FHLB	6,004,881.96
	4.500% Due 10/14/08
	3133XDJG7
1,000,000	FHLB	1,001,180.84
	4.750% Due 12/12/08
	3133XDT76
5,000,000	FHLB	5,048,925.04
	4.750% Due 03/13/09
	3133XEN96
3,000,000	FHLB	3,038,273.20
	5.250% Due 03/13/09
	3133XFEQ5
5,000,000	FHLB	5,002,589.80
	4.625% Due 10/10/08
	3133XMN23
4,000,000	FHLB	3,999,975.37
	4.125% Due 12/12/08
	3133XNQD4
4,000,000	FHLB	4,005,189.98
	4.125% Due 01/07/09
	3133XNT74
6,000,000	FHLB	5,999,616.00
	2.260% Due 03/25/09
	3133XQEN8
3,000,000	FHLB	2,998,143.12
	2.320% Due 04/28/09
	3133XQTN2
7,000,000	FHLB	7,007,430.22
	2.600% Due 05/14/09
	3133XR3B4

4,000,000	FHLB	3,996,155.16
	2.500% Due 05/28/09
	3133XRDY3
17,000,000	FHLB DN	16,999,126.38
	0.000% Due 10/02/08
	313384J26
17,000,000	FHLB DN	16,998,347.23
	0.000% Due 10/03/08
	313384J34
22,000,000	FHLB DN	21,992,033.35
	0.000% Due 10/07/08
	313384J75
17,000,000	FHLB DN	16,985,512.20
	0.000% Due 10/14/08
	313384K65
12,000,000	FHLB DN	11,986,453.53
	0.000% Due 10/17/08
	313384K99
5,000,000	FHLMC	4,997,690.84
	2.900% Due 06/12/09
	3128X7C44
10,000,000	FHLMC	9,991,747.12
	2.265% Due 04/14/09
	3128X7JW5
6,000,000	FHLMC	5,982,176.80
	2.500% Due 04/21/09
	3128X7LH5
1,150,000	FHLMC	1,147,407.37
	2.500% Due 05/13/09
	3128X7QQ0
3,000,000	FHLMC	3,012,895.14
	4.625% Due 12/19/08
	3134A4VH4
5,000,000	FHLMC	5,038,882.76
	4.875% Due 02/17/09
	3137EAAA7
10,000,000	FHLMC DN	9,961,194.56
	0.000% Due 11/25/08
	313396Q89
5,000,000	FHLMC DN	4,974,166.29
	0.000% Due 12/15/08
	313396T45
4,000,000	FNMA	4,101,045.68
	6.375% Due 06/15/09
	31359MEV1
5,000,000	PEFCO	5,011,716.32
	3.375% Due 02/15/09
	742651CZ3
202,250,000	TOTAL	202,431,827.49

Repurchase Agreement
81,411,000	IPAIT Banc America	81,411,000.00
	1.3% due 10/ 1/08
97,000,000	IPAIT Barclays Repo	97,000,000.00
	1.75% due 10/ 1/08
178,411,000	TOTAL	178,411,000.00

Short-Term Invest
1,000,000	American Bank-LeMars	1,000,000.00
	2.800% Due 05/07/09
	CD9989657
1,000,000	American Bank-LeMars	1,000,000.00
	4.290% Due 12/22/08
	CD0002054
1,000,000	American State Bk-SC	1,000,000.00
	2.700% Due 12/18/08
	CD9991828
1,000,000	Bank of the West CD	1,000,000.00
	4.300% Due 12/19/08
	CD9986885
1,000,000	DeWitt Bank & Trust	1,000,000.00
	2.600% Due 11/17/08
	CD9991810
1,000,000	DeWitt Bank & Trust	1,000,000.00
	2.650% Due 12/18/08
	CD9991802
900,000	First St-Ida Grove	900,000.00
	2.620% Due 11/18/08
	CD9989913
1,000,000	Peoples Bk-Hawarden	1,000,000.00
	3.060% Due 01/26/09
	CD9991356
1,000,000	St Ansgar State Bank	1,000,000.00
	3.070% Due 03/08/09
	CD9991687
2,000,000	U.S. Bank CD	2,000,000.00
	4.248% Due 12/19/08
	CD9986919
10,900,000	TOTAL	10,900,000.00

391,561,000	TOTAL PORTFOLIO	391,742,827.49

Iowa Public Agency Investment Trust
Direct Government Obligation
9/30/2008

Principal	Description	Amortized Cost

Govt & Agency Sec
500,000	PEFCO	501,171.80
	3.375% Due 02/15/09
	742651CZ3
400,000	U.S. Treasury Bill	398,342.12
	0.000% Due 12/11/08
	912795J28
500,000	U.S. Treasury Note	500,296.96
	3.375% Due 12/15/08
	912828BT6
300,000	U.S. Treasury Note	300,874.70
	2.625% Due 03/15/09
	912828CC2
500,000	U.S. Treasury Note	502,531.59
	3.125% Due 04/15/09
	912828CE8
700,000	U.S. Treasury Note	700,901.40
	4.375% Due 11/15/08
	912828EL0
700,000	U.S. Treasury Note	706,880.03
	4.500% Due 02/15/09
	912828EV8
300,000	U.S. Treasury Note	300,665.67
	4.875% Due 10/31/08
	912828FV7
500,000	U.S. Treasury Note	503,242.07
	4.875% Due 01/31/09
	912828GE4
600,000	U.S. Treasury Note	607,654.82
	4.500% Due 03/31/09
	912828GL8
900,000	U.S. Treasury Note	912,753.46
	4.500% Due 04/30/09
	912828GP9
600,000	U.S. Treasury Note	610,985.16
	4.875% Due 05/31/09
	912828GT1
300,000	U.S. Treasury Note	305,869.78
	4.875% Due 06/30/09
	912828GV6
500,000	U.S. Treasury Note	510,718.38
	4.625% Due 07/31/09
	912828GY0
7,300,000	TOTAL	7,362,887.94

Repurchase Agreement
9,950,000	IPAIT DGO Banc Amer	9,950,000.00
	0.05% due 10/ 1/08
13,000,000	IPAIT DGO Barclays	13,000,000.00
	0.2% due 10/ 1/08
22,950,000	TOTAL	22,950,000.00

30,250,000	TOTAL PORTFOLIO	30,312,887.94

ITEM 2. CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF NOVEMBER 12, 2008, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S LAST FISCAL QUARTER THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

(A) CERTIFICATIONS FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER ARE ATTACHED AS EXHIBIT A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IOWA PUBLIC AGENCY INVESTMENT TRUST

By

Tom Hanafan, Chair and Trustee

Date: November 12, 2008

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

Jeff Lorenzen, Chief Executive Officer, November 12, 2008

Amy Mitchell, Chief Financial Officer, November 12, 2008